CONCENTRATIONS OF CREDIT RISK - (Details) $ in Millions	Dec. 31, 2025 USD ($)
Residential Real Estate Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 1,497.0
Construction and Land Development
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	273.6
Lessors of Nonresidential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	624.3
Construction Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	214.1
Health Care and Social Assistance
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	174.5
Lessors of Residential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	180.8
Accommodation and Food Services
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	164.5
Manufacturing
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 112.9